Current and deferred income tax (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current And Deferred Income Tax
Balance at beginning of the year	$ 68,667	$ (24,886)	$ (37,277)
Effect on income (loss) for the year	90,118	85,209	(248)
Effect on other comprehensive loss - Fair value adjustment	981	(1,269)	998
Effect on other comprehensive income , hedge accounting	535	198	(178)
Effect on other comprehensive income - Translation effect included in cumulative translation adjustment	(50,565)	9,415	8,481
Derecognition of Nexa's share of Enercan's deferred income taxes			3,338
Divestments	(3,348)
Others	(2,036)
Balance at the end of the year	$ 104,352	$ 68,667	$ (24,886)